Restatement of Previously Issued Financial Statements - Schedule of Impact of Restatement on Statements of Operations (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Statement of Operations
Loss from operations	$ (3,341,086)	$ (290,641)
Other income (expense)
Change in fair value of derivative liabilities		(24,193,170)
Financing costs - derivative liabilities		(970,840)
Net gain on investments held in Trust Account	96,140	78,522
Total other (expense) income		(25,085,488)
Income (loss) before income tax expense	5,177,394	(25,376,129)
Income tax expense	12,871	4,749
Net income (loss)	$ 5,164,523	$ (25,380,878)
Class A Common Stock
Other income (expense)
Basic and diluted weighted average shares outstanding		35,891,064
Basic and diluted net income (loss) per share		$ 0.00
Non-redeemable Class A and Class B Common Stock
Other income (expense)
Basic and diluted weighted average shares outstanding	16,818,564	12,232,461
Basic and diluted net income (loss) per share	$ 0.31	$ (2.08)
As Previously Reported
Statement of Operations
Loss from operations		$ (290,641)
Other income (expense)
Net gain on investments held in Trust Account		78,522
Total other (expense) income		78,522
Income (loss) before income tax expense		(212,119)
Income tax expense		4,749
Net income (loss)		$ (216,868)
As Previously Reported | Class A Common Stock
Other income (expense)
Basic and diluted weighted average shares outstanding		38,473,726
As Previously Reported | Non-redeemable Class A and Class B Common Stock
Other income (expense)
Basic and diluted weighted average shares outstanding		10,646,616
Basic and diluted net income (loss) per share		$ (0.02)
Restatement Adjustment
Other income (expense)
Change in fair value of derivative liabilities		$ (24,193,170)
Financing costs - derivative liabilities		(970,840)
Total other (expense) income		(25,164,010)
Income (loss) before income tax expense		(25,164,010)
Net income (loss)		$ (25,164,010)
Restatement Adjustment | Class A Common Stock
Other income (expense)
Basic and diluted weighted average shares outstanding		(2,582,662)
Restatement Adjustment | Non-redeemable Class A and Class B Common Stock
Other income (expense)
Basic and diluted weighted average shares outstanding		1,585,845
Basic and diluted net income (loss) per share		$ 2.10